CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) shares in Thousands, $ in Thousands	General Partner [Member]	General Partner [Member] Navios Containers [Member]	General Partner [Member] Navios Acquisition [Member]	Limited Partner [Member]	Limited Partner [Member] Navios Containers [Member]	Limited Partner [Member] Navios Acquisition [Member]	Receivables from Stockholder [Member]	Receivables from Stockholder [Member] Navios Containers [Member]	Receivables from Stockholder [Member] Navios Acquisition [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Navios Containers [Member]	Noncontrolling Interest [Member] Navios Acquisition [Member]	Total	Navios Containers [Member]	Navios Acquisition [Member]
Beginning balance, value at Dec. 31, 2018	$ 5,802			$ 800,374			$ (29,423)			$ 0			$ 776,753
Partners' Capital Account, Units, Beginning Balance at Dec. 31, 2018	230,006			11,270,284
Cash distribution paid ($0.20 per unit — see Note 21)	$ (276)			$ (13,274)			0			0			(13,550)
Acquisition of treasury stock (see Note 13)	0			$ (4,499)			0			0			(4,499)
Partners' Capital Account, Units, Sale of Units				(312,952)
Units issued for the acquisition of Navios Acquisition (see Note 3)	$ 8			$ 191			0			0			199
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units	518			29,396
Stock based compensation (see Note 13)	$ 0			$ 1,827			0			0			1,827
Issuance of capital surplus				1,058
Cancellation of units				(107)
Settlement of Note Receivable following Navios Europe I liquidation (see Note 18)	0			$ 0			29,423			0			29,423
Net income	(1,235)			(60,899)			0			0			(62,134)
Ending balance, value at Dec. 31, 2019	$ 4,299			$ 723,720			0			0			728,019
Partners' Capital Account, Units, Ending Balance at Dec. 31, 2019	230,524			10,987,679
Cash distribution paid ($0.20 per unit — see Note 21)	$ (161)			$ (7,711)			0			0			(7,872)
Partners' Capital Account, Units, Sale of Units	7,298			357,508
Stock based compensation (see Note 13)	$ 0			$ 946			0			0			946
Net income	(1,368)			(67,173)									(68,541)
Proceeds from public offering and issuance of units, net of offering costs (see Note 13)	47			2,231			0			0			2,278
Ending balance, value at Dec. 31, 2020	$ 2,817			$ 652,013			0			0			654,830
Partners' Capital Account, Units, Ending Balance at Dec. 31, 2020	237,822			11,345,187
Cash distribution paid ($0.20 per unit — see Note 21)	$ (93)			$ (4,522)			0			0			(4,615)
Partners' Capital Account, Units, Sale of Units	149,597			7,330,222
Partners' Capital Account, Units, Acquisitions		165,989	69,147		8,133,452	3,388,226
Units issued for the acquisition of Navios Acquisition (see Note 3)		$ 3,911	$ 1,893		$ 191,624	$ 52,722		$ 0	$ 0		$ 0	$ (52,722)		$ 195,535	$ 1,893
Stock based compensation (see Note 13)	$ 0			$ 523			0			0			523
Net income	10,324			505,862			0			(4,913)			511,273
Proceeds from public offering and issuance of units, net of offering costs (see Note 13)	4,156			198,495			0			0			202,651
Deemed contribution (see Note 3)	3,000			147,000			0			0			150,000
Fair value of noncontrolling interest (see Note 3)										57,635			57,635
Ending balance, value at Dec. 31, 2021	$ 26,008			$ 1,743,717			$ 0			$ 0			$ 1,769,725
Partners' Capital Account, Units, Ending Balance at Dec. 31, 2021	622,555			30,197,087